(Loss)/earnings per shares	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
(Loss)/earnings per shares

10.	(Loss)/earnings per shares

The calculation of the basic and diluted (loss)/earnings per share attributable to owners of the Company is based on the following data:

Earnings figures are calculated as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$

(Loss)/profit for the year attributable to the owners of the Company	(6,748,775)	(52,527,733)	32,900,444	(37,446,111)

Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share and dilutive earning per share	16,555,205	16,555,205	12,845,765	10,000

No diluted earnings per share for the years ended December 31, 2025, 2024 and 2023 were presented as there were no potential ordinary shares in issue for these three years.

MasterBeef Group and its subsidiaries

Notes to the Consolidated Financial Statements (Continued)

December 31, 2025, 2024 and 2023